Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Deferred Share Units (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | $ / shares	$ 1.56	$ 1.50
Granted | $ / shares	5.60	3.79
Forfeited | $ / shares	1.75	3.79
Released through the issuance of common shares | $ / shares	1.48	1.51
Ending balance | $ / shares	2.60	1.56
Exercisable options | $ / shares	$ 2.47	$ 1.50
Beginning balance | shares	448,387	570,752
Granted | shares	8,924	19,788
Forfeited | shares	(75,719)	(6,596)
Released through the issuance of common shares | shares	(333,279)	(135,557)
Ending balance | shares	48,313	448,387
Exercisable options | shares	45,730	285,089
Released through the issuance of common shares | $ / shares	$ 1.48	$ 1.51
DSUs released, shares | shares	333,279	135,557
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted | $ / shares	$ 5.80
Released through the issuance of common shares | $ / shares	5.80
Ending balance | $ / shares	$ 5.80
Granted | shares	2,800,000
Released through the issuance of common shares | shares	437,849
Ending balance | shares	2,099,998
Released through the issuance of common shares | $ / shares	$ 5.80
Withheld as payment of withholding taxes | $ / shares	$ 5.80
DSUs released, shares | shares	(437,849)
Withheld as payment of withholding taxes | shares	(262,153)